Loans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	$ 4,547	$ 5,513
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	4,939	5,784
Impaired loans, Interest Income Recognized, With No Related Allowance	97	71
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	71	71
One-to four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	4,115	5,382
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	4,507	5,653
Impaired loans, Interest Income Recognized, With No Related Allowance	97	71
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	71	71
Consumer and other Unsecured [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance		7
Impaired loans, Interest Income Recognized, With No Related Allowance
Impaired loans, Cash Basis Income Recognized, With No Related Allowance
Nonresidential real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	122	131
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	122	131
Impaired loans, Interest Income Recognized, With No Related Allowance
Impaired loans, Cash Basis Income Recognized, With No Related Allowance
Farm [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans, Unpaid Principal Balance and Recorded Investment, With No Related Allowance	310
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance
Impaired loans, Average Recorded Investment, With No Related Allowance	310
Impaired loans, Interest Income Recognized, With No Related Allowance
Impaired loans, Cash Basis Income Recognized, With No Related Allowance